UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX/A

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21777

 NAME OF REGISTRANT:                     John Hancock Funds III



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                02/28

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


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This amendment filing consists of supplemental information to the previously filed form NPX for the above-mentioned Registrant


2CVS International Core Fund
--------------------------------------------------------------------------------------------------------------------------
 BEZEQ ISRAEL TELECOM LTD                                                                    Agenda Number:  702605998
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2012Q100
    Meeting Type:  EGM
    Meeting Date:  14-Oct-2010
          Ticker:
            ISIN:  IL0002300114
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.1    Amend the debt settlements between the Company            Mgmt          For                            For
       and between DBS Satellite Services Limited,
       a Company indirectly controlled by the controlling
       shareholder of Bezeq, as follows: in MAY 2010
       the general meeting approved a settlement by
       which amount of NIS 31.5 million owned by DBS
       to the Company in respect of communication
       services, which was to have been paid by DBS
       to the Company by 36 equal monthly installments
       plus interest percent 1.5 above prime, in accordance
       with a previous settlement DBS was to have
       paid a debt of which the outstanding balance
       is presently NIS 13.9 million by monthly installments
       with interest percent 1.5 above prime, the
       proposed amendment to the settlements is postponement
       of all monthly installments due between JUL
       2010 until Dec 2011, inclusive, for 18 months
       and increase of the interest during the postponement
       period to Prime Plus percent 3

1.2    Amend the debt settlements between the Company            Mgmt          For                            For
       and between DBS Satellite Services Limited,
       a Company indirectly controlled by the controlling
       shareholder of Bezeq, as follows: postponement
       of the monthly installments of an additional
       debt of NIS 8,370,000 bearing interest at prime
       plus percent 1, due from JUL 2010 to DEC 2011,
       for 18 months and increase of interest during
       the postponement period to Prime Plus percent
       3

2.     Approve to grant permission to DBS to sell to             Mgmt          For                            For
       its customers a Wireless Router of Bezeq

3.     Approve the arrangements between the Company              Mgmt          For                            For
       and DBS for mutual marketing of joint products
       and services

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting    No vote
       OF PERCENTAGE IN RESOLUTION 1.2. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.





* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Funds III
By (Signature)       /s/ Keith F. Hartstein
Name                 Keith F. Hartstein
Title                President
Date                 08/30/2011